Supplement to the
Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity® SAI Alternative Risk Premia Strategy Fund
September 29, 2025
STATEMENT OF ADDITIONAL INFORMATION

Fidelity® SAI Alternative Risk Premia Strategy Fund was renamed Fidelity® SAI Alternative Risk Premia Currency Strategy Fund. All references to the former name are replaced with the new name as appropriate.
Thomas McFarren no longer serves as Portfolio Manager of each fund.
The following information supplements information found in the "Management Contracts" section.
Dimitri Curtil is Lead Portfolio Manager of Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity® SAI Alternative Risk Premia Strategy Fund and receives compensation for those services. Mayank Gupta is Co-Portfolio Manager of Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund and Fidelity® SAI Alternative Risk Premia Strategy Fund and receives compensation for those services. As of December 31, 2025, portfolio manager compensation generally consists of a fixed-base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of each portfolio manager's compensation may be deferred based on criteria established by the Adviser or an affiliate or at the election of the portfolio manager.
Each portfolio manager's base salary is determined by level of responsibility and tenure at the Adviser or its affiliates. The primary components of each portfolio manager's bonus are based on (i) the pre-tax investment performance of the portfolio manager's fund(s) and account(s) measured against a benchmark index and within a defined peer group, if applicable, assigned to each fund or account, and (ii) the investment performance of other funds and accounts. The pre-tax investment performance of each portfolio manager's fund(s) and account(s) is weighted according to the portfolio manager's tenure on those fund(s) and account(s) and the average asset size of those fund(s) and account(s) over the portfolio manager's tenure. Each component is calculated separately over the portfolio manager's tenure on those fund(s) and account(s) over a measurement period that initially is contemporaneous with the portfolio manager's tenure, but that eventually encompasses rolling periods of up to five years for the comparison to a benchmark index and peer group, if applicable. A smaller, subjective component of each portfolio manager's bonus is based on each portfolio manager's overall contribution to management. The portion of each portfolio manager's bonus that is linked to the investment performance of each fund is based on the fund's pre-tax investment performance measured against the Bloomberg U.S. 3-Month Treasury Bellwether Index. Each portfolio manager also is compensated under equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FMR LLC, the Adviser's parent company. FMR LLC is a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
A portfolio manager's compensation plan may give rise to potential conflicts of interest. Although investors in the fund may invest through either tax-deferred accounts or taxable accounts, a portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by the Adviser or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by a fund's Code of Ethics.
Portfolio managers may receive interests in certain funds or accounts managed by Fidelity (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which Fidelity (or its fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by Fidelity, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary Accounts has, in certain situations, resulted in restrictions on Fidelity's client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when Fidelity acquires, on behalf of client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when Fidelity investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. Fidelity has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
The following table provides information relating to other accounts managed by Dimitri Curtil as of December 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$271	none	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund ($168 (in millions) assets managed).
As of December 31, 2025, the dollar range of shares of Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund beneficially owned by Mr. Curtil was none.
The following table provides information relating to other accounts managed by Mayank Gupta as of December 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$271	none	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund ($168 (in millions) assets managed).
As of December 31, 2025, the dollar range of shares of Fidelity® SAI Alternative Risk Premia Commodity Strategy Fund beneficially owned by Mr. Gupta was none.
The following table provides information relating to other accounts managed by Dimitri Curtil as of December 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$271	none	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® SAI Alternative Risk Premia Currency Strategy Fund ($66 (in millions) assets managed).
As of December 31, 2025, the dollar range of shares of Fidelity® SAI Alternative Risk Premia Currency Strategy Fund beneficially owned by Mr. Curtil was none.
The following table provides information relating to other accounts managed by Mayank Gupta as of December 31, 2025:
	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	3	none	1
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$271	none	$2
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none
* Includes Fidelity® SAI Alternative Risk Premia Currency Strategy Fund ($66 (in millions) assets managed).
As of December 31, 2025, the dollar range of shares of Fidelity® SAI Alternative Risk Premia Currency Strategy Fund beneficially owned by Mr. Gupta was none.

COA-SSTK-0226-102-1.9918712.102	February 25, 2026